Contingencies and commitment (Details 1)	Mar. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 107,691
2023	229,643
2024	116,965
2025	110,098
2026 and thereafter	686,352
Total undiscounted cash flows	1,250,749
Less: imputed interest	(215,005)
Present value of lease liabilities	$ 1,035,744